Contract Assets (Tables)	12 Months Ended
Dec. 31, 2023
Contract Assets [Abstract]
Schedule of Contract Assets
	December 31,	December 31,	January 1,
	2023	2022	2022
	US$	US$	US$
Contract assets arising from:
Internet leads generation and marketing service income	15,997,795	11,082,660	8,181,444
Marketing and events income	27,174	57,449	424,628
	16,024,969	11,140,109	8,606,072